Current and deferred income tax	12 Months Ended
Jun. 30, 2018
Current And Deferred Income Tax
Current and deferred income tax
20.	Current and deferred income tax

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against other subsidiarie’s income.

The details of the provision for the Group’s income tax are as follows:

	06.30.18	06.30.17	06.30.16
Current income tax	(137,667)	(510,130)	(223,220)
Deferred income tax	(148,806)	(1,099,051)	(6,055,674)
Minimum presumed income tax	(33)	-	-
Income tax expense	(286,506)	(1,609,181)	(6,278,894)

The statutory tax rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	35%
Uruguay	0%

Deferred tax assets and liabilities of the Group as of June 30, 2018, 2017 and 2016 are expected to be recovered as follows:

	06.30.18	06.30.17
Deferred income tax asset to be recovered after more than 12 months	80,696	174,165
Deferred income tax asset to be recovered within 12 months	1,086,937	143,910
Deferred income tax asset	1,167,633	318,075

Deferred income tax liabilities to be recovered after more than 12 months	(12,356,539)	(9,435,983)
Deferred income tax liabilities to be recovered within 12 months	(175,856)	(2,085,978)
Deferred income tax liabilities	(12,532,395)	(11,521,961)
Deferred income tax, net	(11,364,762)	(11,203,886)

Deferred income tax (broken down into assets and liabilities) during the fiscal years ended June 30, 2018 and 2017, without considering offsetting balances within the same tax jurisdiction, is the following:

	06.30.17	(Charged) / Credited to the statement of income	Incorporation as result of business combination (Note 15)	06.30.18
Deferred income tax asset
Tax loss carry-forwards	158	851,966	1,472	853,596
Trade and other payables	270,839	11,119	-	281,958
Other	38,296	(7,191)	-	31,105
Trading properties	8,782	(7,808)	-	974
Subtotal deferred income tax assets	318,075	848,086	1,472	1,167,633

Deferred income tax liabilities
Investment properties	(11,060,948)	(809,615)	(13,542)	(11,884,105)
Property, plant and equipment and trading properties	(235,750)	(227,200)	-	(462,950)
Investments	(129,454)	33,131	-	(96,323)
Trade and other receivables	(67,439)	(4,287)	-	(71,726)
Other	(28,370)	11,181	-	(17,189)
Trade and other payables	-	(102)	-	(102)
Subtotal deferred income tax liabilities	(11,521,961)	(996,892)	(13,542)	(12,532,395)
Deferred income tax liabilities, net	(11,203,886)	(148,806)	(12,070)	(11,364,762)

	06.30.16	(Charged) / Credited to the statement of income	Incorporation as result of business combination (Note 15)	06.30.17
Deferred income tax asset
Tax loss carry-forwards	19,352	(19,194)	-	158
Trade and other payables	187,024	83,850	(35)	270,839
Others	29,601	7,722	973	38,296
Trading properties	(2,163)	10,945	-	8,782
Subtotal deferred income tax assets	233,814	83,323	938	318,075

Deferred income tax liabilities
Investment properties	(9,948,064)	(1,112,884)	-	(11,060,948)
Property, plant and equipment and trading properties	(173,976)	(61,774)	-	(235,750)
Investments	(87,985)	(34,217)	(7,252)	(129,454)
Trade and other receivables	(91,530)	24,091	-	(67,439)
Other	(30,780)	2,410	-	(28,370)
Subtotal deferred income tax liabilities	(10,332,335)	(1,182,374)	(7,252)	(11,521,961)
Deferred income tax liabilities, net	(10,098,521)	(1,099,051)	(6,314)	(11,203,886)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry forward is generated. Tax loss carry-forwards in Argentina and Uruguay generally expire within 5 years.

In order to fully realize the deferred income tax asset, the Group will need to generate taxable income in the countries where the net operating losses were incurred. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax assets are deductible, management believes that as the end of the present year it is probable that the Group will realize all of the deferred income tax assets in Argentina.

As of June 30, 2018, the tax loss carry-forwards of the Group and the jurisdictions which generated them are as follows:

Jurisdiction	Tax loss carry-forward	Date of generation	Date of expiration	Rate
Argentina	2,487	2014	2019	25%
Argentina	252	2015	2020	25%
Argentina	182	2016	2021	25%
Argentina	2,816	2017	2022	25%
Argentina	2,819,414	2018	2023	30%
Argentina	41,634	2018	2023	25%
	2,866,785

The Group did not recognize deferred income tax assets of Ps. 4,071 and Ps. 1,308 as of June 30, 2018 and 2017 corresponding to losses of P.s 15,808 and Ps. 3,737, respectively, related to certain subsidiaries. Although management estimates that these subsidiaries will become profitable in the future, as a result of the recent loss history during the last periods and the lack of verifiable and objective evidence, it has been determined that there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

The Group did not recognize deferred income tax liabilities of Ps. 222 million and Ps. 168 million as of June 30, 2018 and 2017, respectively, related to the potential dividend distribution of its investments in foreign subsidiaries, Torodur S.A. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group’s potential final tax liability.

from applying the prevailing tax rate on the Profit Before Income Tax for the years ended June 30, 2018, 2017 and 2016:

	06.30.18	06.30.17	06.30.16
Profit for the year before income tax at the prevailing tax rate (i)	(5,357,337)	(1,746,909)	(6,346,363)
Tax effects of:
Rate change	4,729,172	-	-
Share of profit of associates and joint ventures (ii)	226,273	55,399	71,505
Non-taxable financial dividends	122,597	63,529	-
Non-taxable / non-deductible items	(7,223)	5,548	2,492
Derivative special tax	(846)	-	-
Difference between provisions and affidavits	1,077	-	-
Minimum presumed income tax	(33)	-	-
(Recovery) / expiration of carry-forwards	-	7,038	(7,038)
Results from revaluation of equity interest held before combination	-	2,666	-
Others	(186)	3,548	510
Income tax loss	(286,506)	(1,609,181)	(6,278,894)

(i)	Does not include Uruguayan-source income / (loss) of Ps. 635,853, as of June 30, 2018, (Ps.4,474) as of June 30, 2017 and Ps. 398,960 as of June 30, 2016.
(ii)	Does not include Uruguayan-source income / (loss) by pasticipation in associated and joint ventures of Ps. (6,969) and Ps. (5,580) as of June 30, 2018 and 2017.

On December 27, 2017, the Argentine Congress approved the Tax Reform, through Law No. 27,430, which was enacted on December 29, 2017, and has introduced many changes to the income tax treatment applicable to financial income. The key components of the Tax Reform are as follows:

-  Dividends: Tax on dividends distributed by Argentine companies would be as follows: (i) dividends originated from profits obtained before fiscal year of the Group ending June 30, 2018 will not be subject to withholding tax; (ii) dividends derived from profits generated during fiscal years ending June 30, 2019 and 2020 paid to Argentine Individuals and/or foreign residents, will be subject to a 7% withholding tax; and (iii) dividends originated from profits obtained during fiscal year ending June 30, 2021 onward will be subject to withholding tax at a rate of 13%.

-  Income tax: Corporate income tax gradually would be reduced to 30% for fiscal years beginning at January 1, 2018 through December 31, 2019, and to 25% for fiscal periods beginning at after January 1, 2020, inclusive.

-  Presumptions of dividends: Certain facts will be presumed to constitute dividend payments, such as: i) withdrawals from shareholders, ii) shareholders private use of property of the company, iii) transactions with shareholders at values different from market values, iv) personal expenses from shareholders or shareholder remuneration without substance.

Revaluation of assets: The regulation establishes that, at the option of the companies, tax revaluation of assets is permitted for assets located in Argentina and affected to the generation of taxable profits. The special tax on the amount of the revaluation depends on the asset, being (i) 8% for real estate not classified as inventories, (ii) 15% for real estate classified as inventories, (iii) 5% for shares, quotas and equity interests owned by individuals and (iv) 10% for the rest of the assets. As of the date of these Financial Statements, the Group has not exercised the option. The gain generated by the revaluation is exempted according to article N 291 of Law 27,430 and, the additional tax generated by the revaluation is not deductible.

In addition, the Argentine tax reform contemplates other amendments regarding the following matters: social security contributions, tax administrative procedures law, criminal tax law, tax on liquid fuels, and excise taxes, among others. At the date of these Financial Statements, many issues are pending regulation by the government.